GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended						6 Months Ended	12 Months Ended
	Jul. 17, 2023 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares shares	Aug. 06, 2019 USD ($)	Jul. 17, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 21, 2022 USD ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Feb. 19, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Aug. 06, 2019 USD ($)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	Jan. 31, 2021 $ / shares shares
Disclosure of detailed information about business combination [line items]
Operating loss											$ 26,508	$ 26,941	$ 30,953
Ordinary shares issued | shares		3,803,594								726,832					50,584,888	41,260,439	3,803,594
Ordinary shares per share | ₪ / shares															₪ 0.02	₪ 0.02
Sell price per share | $ / shares																	$ 7.36
Gross proceeds from ordinary shares										$ 2,600	$ 8,449	$ 21	$ 29,582
Aggregate offering price									$ 50,000
Weighted average share price | $ / shares		$ 7.36								$ 3.64
Aggregate offering price subsequently reduced									19,500
Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						67.00%
ICL Group [Member]
Disclosure of detailed information about business combination [line items]
Amount of investment under collaboration agreement							$ 10,000
Shanghai Healthcare Capital [Member] | Biomica [Member] | Definitive Agreement [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements						$ 10,000
Amount of investment in financing round						$ 20,000
Proportion of ownership interest in subsidiary						20.00%
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares										726,832					720,221	28,507
Gross proceeds from ordinary shares					$ 695
Aggregate offering price								$ 19,500,000	$ 50,000
Weighted average share price | $ / shares					$ 0.77					$ 3.64	$ 0.96	$ 0.77
Number of ordinary shares sold | shares	8,500,000			8,500,000
Purchase price per share | $ / shares				$ 1
Cash inflow from issuing shares				$ 8,500
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements			$ 10,000											$ 10,000
Ownership percentage held by other entity in subsidiary			27.84%											27.84%
Number of ordinary shares sold | shares	8,500,000			8,500,000
Purchase price per share | $ / shares	$ 1
Cash inflow from issuing shares	$ 8,500